RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					9 Months Ended	12 Months Ended
	Dec. 10, 2021	Aug. 27, 2021	May 07, 2020	Sep. 13, 2017	Feb. 28, 2022	May 31, 2021	May 31, 2020	May 12, 2020
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement						$ 500,000	$ 87,700
Jed Kaplan [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	$ 247,818
Equity Method Investment, Ownership Percentage	5.00%
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Maturity Date	Jun. 10, 2022
Interest expense					$ 2,716
Debt Instrument, Payment Terms	The loan may be repaid by the Company, without penalty, at any time. Should the Company fail to make the principal payment due, the loan will convert to a 17% equity stake in Simplicity One Brazil, LTDA, of which Jed Kaplan is already a 20% stakeholder.
William H Herrmann [Member] | Restricted Stock [Member]
Related Party Transaction [Line Items]
Sale of Stock, Price Per Share			$ 8.72
Stock Issued During Period, Shares, Restricted Stock Award, Gross			2,867
Stock Issued During Period, Value, Restricted Stock Award, Gross			$ 25,000
Laila Cavalcanti Loss [Member]
Related Party Transaction [Line Items]
Monthly payment of contract		$ 2,500
Equity awards		250
[custom:AccruedAmountForStockPayment]		$ 25,000
Accrued stock payment, shares		375			375
Accrued stock payment amount					$ 13,125
Kaplan Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount								$ 45,000
Kaplan Promissory Note [Member] | Jed Kaplan [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount							$ 64,728	$ 90,000
Equity Method Investment, Ownership Percentage						10.00%		5.00%
Debt Instrument, Interest Rate, Stated Percentage								3.00%
I A M Capital Partners L L C [Member]
Related Party Transaction [Line Items]
Number of shares agreed to be purchased under commitment						3,281
Private Placement [Member]
Related Party Transaction [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				875		31,812
Sale of Stock, Price Per Share						$ 80.00
Proceeds from Issuance of Private Placement						$ 2,545,000
Private Placement [Member] | I A M Capital Partners L L C [Member]
Related Party Transaction [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				7,000
Sale of Stock, Price Per Share				$ 80.00